Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,000
Previously Paid Amount	0.00
Total Fee Amount	73.95
Total Offset Amount	0.00
Net Fee	73.95
Narrative - Max Aggregate Offering Price	$ 850,000
Final Prospectus	true